Summary of Option and Share-Based Payment Activity (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012
Number of Shares Under Option
Ending Balance	59,450
Stock Options And Stock Appreciation Rights
Weighted Average Exercise Price
Beginning balance	$ 20.54
Options granted	$ 33.80
Options canceled/expired	$ 23.29
Options exercised	$ 18.63
Ending balance	$ 23.18	$ 20.54
Exercisable at May 31	$ 20.04
Number of Shares Under Option
Beginning Balance	3,502,000
Options granted	540,000
Options canceled/expired	(47,000)
Options exercised	(776,000)
Ending Balance	3,219,000	3,502,000
Exercisable at May 31	1,806,000
Weighted-average grant-date fair value per share	$ 7.38	$ 4.96	$ 4.69
Stock Option Plans
Number of Shares Under Option
Intrinsic value of options exercised	$ 15.6	$ 9.8	$ 7.0
Tax benefit from options exercised	5.2	3.5	1.4
Fair value of SARS vested	$ 2.0	$ 1.9	$ 2.0